Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.22	Year ended 31.12.21
	£m	£m
Opening balance as at 1 January	12,759	16,341
Issuances	259	1,890
Redemptions	(1,180)	(4,807)
Other	33	(665)
Closing balance	11,871	12,759